Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Average number of people employed
Average number of employees	940	922	865
Number of temporary staff on match days	3,340	3,858	2,053
Football - men's and women's players
Average number of people employed
Average number of employees	104	81	74
Football - technical and coaching
Average number of people employed
Average number of employees	163	165	136
Commercial
Average number of people employed
Average number of employees	114	121	120
Media
Average number of people employed
Average number of employees	85	87	90
Administration and other
Average number of people employed
Average number of employees	474	468	445